Long-Term Debt - Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt One [Member]
Number of units repurchase during period	2,000,000	2,000,000
Percentage of ownership represting an approximate interest rate	40.00%	40.00%
Long term debt down payment	$ 10,000	$ 10,000
Promissory note	$ 362,257	$ 362,257
Debt bearing interest per annum	6.00%	6.00%
Payable in equal monthly installments	$ 7,003	$ 7,003
Long-term Debt Two [Member]
Debt bearing percentage per annum	9.00%	9.00%
Debt instrument matures date	Oct. 15, 2015	Oct. 15, 2015